COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Legal Proceedings
Except for the SEC investigation described below, the Company is not involved in any material litigation nor, to management’s knowledge, was any material litigation threatened against the Company, which if adversely determined could have a material adverse impact on the Company.
SEC Investigation
The Audit and Governance Committee of the Board of Directors engaged in a review of certain accounting practices applied to the Company’s financial statements through December 31, 2022. The Company proactively and voluntarily self-reported the review to the SEC. In connection with this matter, the Company received a document subpoena from the SEC in September 2023. Although the Company is fully cooperating with the SEC’s investigation and continues to respond to requests related to this matter, it cannot predict when the SEC will complete its investigation or its outcome and potential impact such outcome may have on the Company’s business. Any remedial measures, sanctions, fines or penalties, including, but not limited to, financial penalties and awards, injunctive relief and compliance conditions, imposed on the Company could have a material adverse effect on its business, financial condition and results of operations.